Short-term investments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Short-term investments
Guaranteed Investment Certificates	$ 17,906	$ 8,475	$ 12,195	$ 13,246	$ 17,520